Derivative Instruments Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivative Instruments Disclosures
3.	Derivative Instruments Disclosures

The Fund’s derivative contracts are comprised of futures and forward currency contracts, none of which were designated as hedging instruments. At March 31, 2012, the Fund’s derivative contracts had the following impact on the statements of financial condition:

March 31, 2012	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain (loss) on open futures contracts
Agricultural commodities	$747,576	$(130,673)	$616,903
Currencies	39,120	(543,019)	(503,899)
Energy	105,039	(491,460)	(386,421)
Equity indices	549,391	(352,257)	197,134
Interest rate instruments	231,969	(278,625)	(46,656)
Metals	346,171	(671,915)	(325,744)
Net unrealized gain (loss) on open futures contracts	$2,019,266	$(2,467,949)	$(448,683)

Net unrealized gain (loss) on open forward currency contracts	$137,456	$(161,946)	$(24,490)

At March 31, 2012, there were 4,229 open futures contracts and 111 open forward currency contracts.

At December 31, 2011, the Fund’s derivative contracts had the following impact on the statements of financial condition:

December 31, 2011	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain (loss) on open futures contracts
Agricultural commodities	$224,779	$(453,902)	$(229,123)
Currencies	663,637	(112,061)	551,576
Energy	251,099	(40,907)	210,192
Equity indices	222,185	(30,600)	191,585
Interest rate instruments	899,598	(256,943)	642,655
Metals	223,462	(405,496)	(182,034)
Net unrealized gain (loss) on open futures contracts	$2,484,760	$(1,299,909)	$1,184,851

Net unrealized gain (loss) on open forward currency contracts	$71,863	$(52,956)	$18,907

At December 31, 2011, there were 3,745 open futures contracts and 83 open forward currency contracts.

For the three months ended March 31, 2012 and 2011, the Fund’s derivative contracts had the following impact on the statements of operations:

	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
Types of Exposure	Net realized gain	Net change in unrealized loss	Net realized gain	Net change in unrealized loss
Futures contracts
Agricultural commodities	$(796,680)	$846,026	$892,451	$(853,544)
Currencies	(344,297)	(1,055,475)	36,968	16,348
Energy	2,441,977	(596,613)	2,124,382	352,694
Equity indices	1,021,464	5,549	(637,474)	103,683
Interest rate instruments	(1,280,862)	(689,311)	(1,610,280)	55,463
Metals	(626,393)	(143,710)	803,123	(881,179)
Total futures contracts	415,209	(1,633,534)	1,609,170	(1,206,535)

Forward currency contracts	16,789	(43,397)	1,104,145	(793,248)
Total futures and forward currency contracts	$431,998	$(1,676,931)	$2,713,315	$(1,999,783)

For the three months ended March 31, 2012 and 2011, the number of futures contracts closed was 12,473 and 6,469, respectively, and the number of forward currency contracts closed was 841 and 2,474, respectively.

3.	Derivative Instruments Disclosures

The Fund’s derivative contracts are comprised of futures and forward currency contracts, none of which are designated as hedging instruments. At December 31, 2011 and 2010, the Fund’s derivative contracts had the following impact on the statements of financial condition:

December 31, 2011	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$224,779	$(453,902)	$(229,123)
Currencies	663,637	(112,061)	551,576
Energy products	251,099	(40,907)	210,192
Interest rates	899,598	(256,943)	642,655
Metals	223,462	(405,496)	(182,034)
Stock indices	222,185	(30,600)	191,585
Net unrealized gain on open futures contracts	$2,484,760	$(1,299,909)	$1,184,851

Net unrealized gain on open forward currency contracts	$71,863	$(52,956)	$18,907

At December 31, 2011, there were 3,745 open futures contracts and 83 open forward currency contracts.

December 31, 2010	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$931,812	$(15,449)	$916,363
Currencies	1,675	—	1,675
Energy products	308,149	(104,750)	203,399
Interest rates	92,261	(144,107)	(51,846)
Metals	999,158	(66,973)	932,185
Stock indices	239,757	(87,011)	152,746
Net unrealized gain on open futures contracts	$2,572,812	$(418,290)	$2,154,522

Net unrealized gain on open forward currency contracts	$1,202,472	$(225,152)	$977,320

At December 31, 2010, there were 1,891 open futures contracts and 494 open forward currency contracts.

For the years ended December 31, 2011 and 2010, the Fund’s futures and forward currency contracts had the following impact on the statements of operations:

	2011		2010
Types of Exposure	Net realized gain	Net change in unrealized gain (loss)	Net realized gain	Net change in unrealized gain (loss)
Futures contracts
Agricultural commodities	$(1,621,455)	$(1,145,486)	$1,354,154	$578,534
Currencies	(1,749,120)	549,901	(14,097)	9,025
Energy products	(263,343)	6,793	(1,631,831)	72,811
Interest rates	3,878,754	694,501	5,102,652	592,250
Metals	1,457,226	(1,114,219)	310,302	1,130,883
Stock indices	(2,681,334)	38,839	(630,601)	(136,751)
Total futures contracts	(979,272)	(969,671)	4,490,579	2,246,752

Forward currency contracts	2,486,150	(958,413)	1,401,130	1,099,965

Total futures and forward currency contracts	$1,506,878	$(1,928,084)	$5,891,709	$3,346,717

For the years ended December 31, 2011 and 2010, the number of futures contracts closed was 39,781 and 23,419, respectively, and the number of forward currency contracts closed was 6,239 and 7,477, respectively.